Statements of Cash Flows (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrants exercisable at $20.00 (in Dollars per share)	$ 20.00
Shares of common stock		43,097
Shares of common stock for private placement notes	4,325,854
Endorsement Agreement [Member]
Issuance of common stock	140,000
Stock Issued as Incentive [Member] | Series B Preferred Stock [Member]
Common stock shares for preferred series B incentive	60,000
Stock Issued for Services [Member]
Issuance of common stock	0	12,000
Conversion of Convertible Notes [Member]
Shares of common stock	0	43,097
Conversion of Note Payable #1 [Member]
Shares of common stock	89,364
Shares to be issued note payable	31,036
Conversion of Note Payable #2 [Member]
Shares of common stock	59,504
Shares to be issued note payable	14,170
Private Placement [Member]
Shares of common stock for private placement notes	659,573